Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Practices and Policies Related to the Grant of Certain Equity Awards
As a general practice, our Compensation Committee does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and the
Company does not time the public release of such information based on stock option grant dates. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity-based compensation award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. Additionally, it is our general practice not to grant stock or similar awards (i) outside of “trading windows” established in accordance with our Insider Trading Compliance Policy; or (ii)
at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The foregoing restrictions do not apply to
Restricted Stock Units or other types of equity awards that do not include an exercise price related to the market price of our common stock on the grant date.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Practices and Policies Related to the Grant of Certain Equity Awards
As a general practice, our Compensation Committee does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and the
Company does not time the public release of such information based on stock option grant dates. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity-based compensation award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. Additionally, it is our general practice not to grant stock or similar awards (i) outside of “trading windows” established in accordance with our Insider Trading Compliance Policy; or (ii)
at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The foregoing restrictions do not apply to
Restricted Stock Units or other types of equity awards that do not include an exercise price related to the market price of our common stock on the grant date.